Average Annual Total Returns - FidelitySeriesCommodityStrategyFund-PRO - FidelitySeriesCommodityStrategyFund-PRO - Fidelity Series Commodity Strategy Fund	Sep. 28, 2024
Fidelity Series Commodity Strategy Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(8.25%)
Past 5 years	6.89%
Past 10 years	(1.53%)
Fidelity Series Commodity Strategy Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.82%)
Past 5 years	(1.58%)
Past 10 years	(5.81%)
Fidelity Series Commodity Strategy Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.84%)
Past 5 years	2.16%
Past 10 years	(2.64%)
DJ010
Average Annual Return:
Past 1 year	(7.91%)
Past 5 years	7.23%
Past 10 years	(1.11%)